INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (463)	$ (1,206)	$ (1,976)	$ (3,107)	$ (3,775)
Adjustments to reconcile loss to net cash flows provided by (used in) operating activities:
Depreciation	416	432	1,282	1,284	1,722
Gain from sale of property and equipment				(13)	(13)
Revaluation of long term loans	(1)	2	23	5	17
Amortization of Intangible asset		348		348	348
Accrued severance pay, net	5	3	32	2	69
Decrease (increase) in trade receivables, net	1,016	168	(474)	377	(597)
Decrease (increase) in other accounts receivables and prepaid expenses	(538)	(737)	313	(802)	(1,249)
Increase (decrease) in inventories	253	(76)	(661)	(70)	471
Increase (decrease) in trade payables	(440)	(99)	645	(305)	(330)
Decrease in other accounts payables and accrued expenses	(84)	(118)	(134)	(294)	(107)
Net cash provided by (used in) operating activities	164	(1,283)	(950)	(2,575)	(3,444)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(86)	(71)	(196)	(232)	(275)
Net cash used in investing activities	(86)	(71)	(196)	(232)	(275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short- term bank credit, net	113	2,109	956	1,948	2,756
Short- term shareholder loan	275		1,431	1,430	1,430
Repayment of long-term loans	(225)	(230)	(690)	(636)	(870)
Proceeds from long-term loans		(36)	1	167	167
Repayment of property and equipment payables	(74)	(7)	(233)	(173)	(239)
Net cash used in financing activities	89	1,836	1,465	2,736	3,244
Effect of exchange rate on cash and cash equivalents	43	(271)	(5)	(160)	128
Increase (decrease) in cash and cash equivalents	210	211	314	(231)	(347)
Cash and cash equivalents at beginning of the period	991	792	887	1,234	1,234
Cash and cash equivalents at end of the period	1,201	1,003	1,201	1,003	887
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	80	40	206	126	185
Non-cash activities:
Purchase of property and equipment in credit	$ 519	$ 107	$ 549	$ 232	$ 340